Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details of inventories
Goods for resale	€ 158,049	€ 139,738
Raw materials and supplies	595,392	766,089
Work in progress and semi-finished goods	654,724	921,240
Finished goods	594,116	515,523
Total inventories	2,002,281	2,342,590
Inventory provision
Movement in the inventory provision
Balance at 1 January	104,251	48,840	€ 35,764
Net charge for the year	42,255	42,096	10,398
Cancellations for the year	(189)	(118)	(558)
Translation differences	(23,704)	13,433	3,236
Balance at 31 December	€ 122,613	€ 104,251	€ 48,840